WESTERN ASSET FUNDS, INC.

Western Asset Absolute Return Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Enhanced Equity Portfolio

Western Asset Global Strategic Income Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

SUPPLEMENT DATED JUNE 14, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2010

The following table replaces, and to the extent inconsistent therewith, supersedes the similar table found in the funds’ Statement of Additional Information under the heading “Management of the Funds”:

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(1)	Principal Occupations During the Past 5 Years	Number of Funds In Fund Complex Overseen(2)	Other Directorships Held
Independent Directors
Ronald J. Arnault (1943) Director	Served since 1997	Retired.	13	None

Anita L. DeFrantz (1953) Director	Served since 1998	President (1987-present) and Director (1990-present) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); President and Director of Kids in Sports (1994-present); Vice President, International Rowing Federation (1986-present); Member of the International Olympic Committee (1986-present).	13	OBN Holdings, Inc. (film, television and media company)

Avedick B. Poladian (1952) Director	Served since 2007	Executive Vice President and Chief Operating Officer of Lowe Enterprises, Inc. (real estate and hospitality firm) (2002-present); Partner, Arthur Andersen, LLP (1974-2002).	13	Occidental Petroleum Corporation Western Asset Mortgage Capital Corp. Public Storage

William E. B. Siart (1946) Director and Chairman	Served since 1997	Vice Chairman of The Getty Trust (2005-present); Chairman of Walt Disney Concert Hall, Inc. (1998-2006); Chairman of Excellent Education Development (2000-present).	13	None

Jaynie Miller Studenmund (1954) Director	Served since 2004	Chief Operating Officer of Overture Services, Inc. (online marketing firm) (2001-2004); President and Chief Operating Officer of Paymybills.com (2000-2001).	13	Orbitz Worldwide (global on-line travel company)

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(1)	Principal Occupations During the Past 5 Years	Number of Funds In Fund Complex Overseen(2)	Other Directorships Held
Interested Directors

R. Jay Gerken (1951) Director and President	Served as a Director since 2006 and as President since 2007(3)	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005-present); President of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (2006-present); Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (2002-2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).	13	Trustee or Director of certain funds associated with Legg Mason & Co., LLC or its affiliates (consisting of funds with 146 portfolios).

Ronald L. Olson (1941) Director	Served since 2005(4)	Senior Partner of Munger, Tolles & Olson LLP (a law partnership) (1968-present).	13	Edison International, City National Corporation (financial services company), The Washington Post Company, and Berkshire Hathaway, Inc.
Officers(5)

Kaprel Ozsolak (1965) Principal Financial and Accounting Officer 55 Water Street New York, NY 10041	Served since 2010	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. (2005 to 2010); formerly, Vice President at Citigroup Asset Management (“CAM”) (1996 to 2005); formerly, Chief Financial Officer and Treasurer of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2004 to 2005); formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2002 to 2004)	N/ A	N/A

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(1)	Principal Occupations During the Past 5 Years	Number of Funds In Fund Complex Overseen(2)	Other Directorships Held

Erin K. Morris (1966) Treasurer 100 International Drive Baltimore, MD 21202	Served since 2006	Vice President and Manager, Global Funds Administration, Legg Mason & Co., LLC (2005-present); Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005); Treasurer of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Assistant Treasurer, Legg Mason Partners Fund complex (2007-present), Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present), Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Assistant Treasurer, the Corporation, Western Asset Income Fund, Western Asset Premier Bond Fund, Legg Mason Income Trust, Inc. and Legg Mason Tax-Free Income Fund (2001-2006); Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (2000-2005).	N/A	N/A

Todd F. Kuehl (1968) Chief Compliance Officer 100 International Drive Baltimore, MD 21202	Served since 2007	Director, Legg Mason & Co., LLC (2006-present); Chief Compliance Officer of Legg Mason Private Portfolio Group (2009-present); Chief Compliance Officer of Western Asset/Claymore Inflation-Linked Securities & Income Fund, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund (2007-present) and Barrett Growth Fund and Barrett Opportunity Fund (2006-2008); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002-2006).	N/A	N/A

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(1)	Principal Occupations During the Past 5 Years	Number of Funds In Fund Complex Overseen(2)	Other Directorships Held

Robert I. Frenkel (1954) Secretary and Chief Legal Officer 100 First Stamford Place Stamford, CT 06902	Served since 2009	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2007); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (2005-present); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (2003-present); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); formerly, Secretary of Citi Fund Management, Inc. (2001 to 2004).	N/A	N/A

(1)	Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Corporation holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removal from office and applicable law.
(2)	In addition to overseeing the eleven funds of the Corporation, each Director also serves as a Director of Western Asset Income Fund and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation. In addition, Mr. Gerken serves as Director/Trustee to 133 other portfolios associated with Legg Mason & Co., LLC or its affiliates. Legg Mason & Co., LLC is an affiliate of LMPFA and Western Asset.
(3)	Mr. Gerken is an “interested person” (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of each fund because of his positions with subsidiaries of, and ownership of shares of common stock of, Legg Mason, Inc., the parent company of Western Asset.
(4)	Mr. Olson is an “interested person” (as defined above) of each fund because his law firm has provided legal services to Western Asset.
(5)	Each officer of the Corporation is an “interested person” (as defined above) of the Corporation.

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